Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total	$ 480,196	$ 359,992
Previously Reported [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total		635,893	$ 393,424
BioFirst Corporation [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total	315,947	188,753	40,878
BioFirst (Australia) [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total		275,901	132,443
AsiaGene [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total			24,017
YuanGene [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total			9,205
The Jiangs [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total	19,789	19,789	18,750
Due to Shareholders [Member]
Related Parties Transactions (Details) - Schedule of Amount Due to Related Parties [Line Items]
Total	$ 144,460	$ 151,450	$ 168,131